Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 1,516,092	$ 214,056	¥ 8,820,352	¥ 17,400,708